Organization and Description of Business (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended
	Mar. 26, 2021	Mar. 31, 2021	Mar. 25, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Payment of costs for the initial public offering	$ 17.7
Common stock, shares authorized (in shares)		1,120,000,000		110,000,000	100,000,000
Shares authorized (in shares)	100,000,000	100,000,000		68,139,958	68,076,033
Warrants outstanding (in shares)			164,973	148,994
Class B Common Stock Warrant
Class of Stock [Line Items]
Warrants outstanding (in shares)	164,973	138,209	164,973
Common Stock
Class of Stock [Line Items]
Stock converted (in shares)	65,970,938	65,970,938
Conversion of stock (in shares)	12,889,760
Common stock Class A
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	1,000,000,000	1,000,000,000
Common stock Class B
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	120,000,000	120,000,000
Stock converted (in shares)		26,764
IPO
Class of Stock [Line Items]
Shares sold (in shares)	13,800,000
Price per share of common stock (in dollars per share)	$ 14.00
Aggregate net proceeds	$ 175.5
Over-Allotment Option
Class of Stock [Line Items]
Shares sold (in shares)	1,800,000